STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY

11. STOCKHOLDERS’ EQUITY

Public Offerings

In April 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors. The Purchase Agreement provided for the sale and issuance by the Company of an aggregate of 17,577,400 shares (the “Shares”) of the Company’s common stock, $0.001 par value (the “Common Stock”), at an offering price of $0.7921 per Share and 7,671,937 pre-funded warrants to certain purchasers whose purchase of additional Shares would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 9.99% of the Company’s outstanding Common Stock immediately following the consummation of the offering (the “Pre-Funded Warrants”). The Shares and Pre-Funded Warrants were sold together with warrants to purchase up to 11,244,135 shares of Common Stock (the “Accompanying Warrants” and together with the Shares and the Pre-Funded Warrants, the “Securities”). The Pre-Funded Warrants were sold for a purchase price of $0.7911 per share and have an exercise price of $0.001 per share. The Pre-Funded Warrants were immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. Each Accompanying Warrant has an exercise price per share of $0.70, became exercisable immediately and will expire on the fifth anniversary of the original issuance date.

The Purchase Agreement also provided for a concurrent private placement (the “Private Placement”) of 14,005,202 warrants to purchase the Company’s Common Stock (the “Private Placement Warrants”) with the purchasers in the Registered Offering. The Private Placement Warrants will be exercisable for an aggregate of 14,005,202 shares of Common Stock at any time on or after such date, if ever, that is 14 days after the Company files an amendment (the “Authorized Shares Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Common Stock, $0.001 par value per share from 170,000,000 shares to 300,000,000 shares with the Delaware Secretary of State and on or prior to the date that is five years after such date. The Private Placement Warrants have an exercise price of $0.70 per share.

In March 2021, the Company sold 886,048 shares of its common stock via the at-the-market (“ATM”) program through A.G.P./Alliance Global Partners netting approximately $0.7 million in proceeds.

In November 2020, the Company closed on a public offering of 30,666,665 shares of its common stock at a public offering price of $0.30 per share, for gross proceeds of approximately $9.2 million, which gives effect to the exercise of the underwriter’s option in full. In addition, the Company also undertook a concurrent private placement of warrants to purchase up to 15,333,332 shares of common stock. The warrants have an exercise price per share of $0.35, are exercisable immediately and will expire five years from the date of issuance. The warrants also provide that if there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the warrant shares, the warrants may be exercised via a cashless exercise. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $8.5 million.

During the nine months ended July 31, 2021, warrant holders from the Company’s November 2020 offering exercised 10,754,932 warrants in exchange for 10,754,932 shares of the Company’s common stock and warrant holders from the Company’s April 2021 Offering exercised 7,671,937 pre-funded warrants in exchange for 7,671,937 shares of the Company’s common stock. Pursuant to these warrant exercises, the Company received aggregate proceeds of approximately $3.8 million which were payable upon exercise.

A summary of the changes in stockholders’ equity for the three and nine months ended July 31, 2021 and 2020 is presented below (in thousands, except share data):

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2019	-	$-	50,201,671	$50	$423,750	$(384,269)	$39,531
Stock-based compensation	-	-	2,957	-	242	-	242
Advaxis public offerings, net of offering costs	-	-	10,000,000	10	9,618	-	9,628
Warrant exercises	-	-	26,416	-	2	-	2
Issuance of shares to employees under ESPP Plan	-	-	5,555	-	2	-	2
Net Loss	-	-	-	-	-	(7,857)	(7,857)
Balance at January 31, 2020	-	$-	60,236,599	$60	$433,614	$(392,126)	$41,548
Stock-based compensation	-	-	5,651	-	210	-	210
Warrant exercises	-	-	7,500	-	-	-	-
Issuance of shares to employees under ESPP Plan	-	-	2,694	-	2	-	2
Net Loss	-	-	-	-	-	(6,323)	(6,323)
Balance at April 30, 2020	-	$-	60,252,444	$60	$433,826	$(398,449)	$35,437
Stock-based compensation	-	-	-	-	255	-	255
Tax withholdings paid on equity awards	-	-	-	-	(1)	-	(1)
Tax shares sold to pay for tax withholdings on equity awards	-	-	-	-	1	-	1
Issuance of shares to employees under ESPP Plan	-	-	2,899	-	2	-	2
At-the-market shares issued, net of offering costs	-	-	1,375,337	1	956	-	957
Commitment fee shares issued for equity line	-	-	1,084,266	1	643	-	644
Net Loss	-	-	-	-	-	(5,829)	(5,829)
Balance at July 31, 2020	-	$-	62,714,946	$62	$435,682	$(404,278)	$31,466

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2020	-	$-	78,074,023	$78	$440,840	$(410,738)	$30,180
Stock-based compensation	-	-	-	-	236	-	236
Advaxis public offerings, net of offering costs	-	-	30,666,665	31	8,519	-	8,550
Warrant exercises	-	-	7,390,000	7	2,579	-	2,586
Net Loss	-	-	-	-	-	(3,977)	(3,977)
Balance at January 31, 2021	-	$-	116,130,688	$116	$452,174	$(414,715)	$37,575
Stock-based compensation	-	-	5,888	-	215	-	215
Stock option exercises	333	-	-	-	-	-	-
Advaxis public offerings, net of offering costs	-	-	18,463,448	19	13,664	-	13,683
Warrant exercises	-	-	11,037,435	11	1,174	-	1,185
Issuance of shares to employees under ESPP Plan	-	-	1,000	-	-	-	-
Net Loss	-	-	-	-	-	(5,107)	(5,107)
Balance at April 30, 2021	-	$-	145,638,459	$146	$467,227	$(419,822)	$47,551
Stock-based compensation	-	-	-	-	60	-	60
Net Loss	-	-	-	-	-	(3,334)	(3,334)
Balance at July 31, 2021	-	$-	145,638,459	$146	$467,287	$(423,156)	$44,277

12. STOCKHOLDERS’ EQUITY

Public Offerings

In April 2019, the Company issued 2,500,000 shares of the Company’s common stock in a public offering at $4.00 per share, less underwriting discounts and commissions. The net proceeds to the Company from the transaction was approximately $9 million.

In July 2019, the Company closed on an underwritten public offering of 10,650,000 shares of its common stock, pre-funded warrants to purchase 13,656,000 shares of common stock and warrants to purchase up to 17,142,000 shares of common stock for gross proceeds of $17.0 million. Each share of common stock was sold together in a fixed combination with a warrant to purchase 0.75 shares of common stock for $0.70, and each pre-funded warrant was sold together in a fixed combination with a warrant to purchase 0.75 shares of common stock for $0.699. The pre-funded warrants are exercisable immediately, do not expire and have an exercise price of $0.001 per share. The warrants are exercisable immediately, expire five years from the date of issuance, have an exercise price of $2.80 per share and are subject to anti-dilution and other adjustments for certain stock splits, stock dividends, or recapitalizations. The warrants also provide that if during the period of time between the date that is the earlier of (i) 30 days after issuance and (ii) if the common stock trades an aggregate of more than 35,000,000 shares after the pricing of the offering, and ending 15 months after issuance, the weighted-average price of common stock immediately prior to the exercise date is lower than the then-applicable exercise price per share, each Common Warrant may be exercised, at the option of the holder, on a cashless basis for one share of Common Stock. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $15.5 million.

In January 2020, the Company closed on a public offering of 10,000,000 shares of its common stock at a public offering price of $1.05, for gross proceeds of $10.5 million. In addition, the Company also undertook a concurrent private placement of warrants to purchase up to 5,000,000 shares of common stock. The warrants have an exercise price per share of $1.25, are exercisable during the period beginning on the six-month anniversary of the date of its issuance (the “Initial Exercise Date”) and will expire on the fifth anniversary of the Initial Exercise Date. The warrants contain a change of control provision whereby if the change of control is within the Company’s control, the warrants could be settled in cash based on the Black-Scholes value of the warrants at the option of the warrant holder. The warrants also provide that if there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the warrant shares, the warrants may be exercised via a cashless exercise. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $9.6 million.

In May 2020, the Company entered into a sales agreement related to an ATM equity offering program pursuant to which the Company may sell, from time to time, common stock with an aggregate offering price of up to $40 million through A.G.P./Alliance Global Partners, as sales agent. From May 2020 to October 2020, the Company sold 2,489,104 shares of its common stock under the ATM program for $1,583 million, or an average of $0.64 per share, and received net proceeds of $1,531 million, net of commissions of $52,000.

Lincoln Park Purchase Agreement

On July 30, 2020, the Company entered into a Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $20,000,000 of shares of common stock, in its sole discretion and subject to certain conditions, including that the closing price of its common stock is not below $0.10 per share, to direct Lincoln Park to purchase up to 1,000,000 shares (the “Regular Purchase Share Limit”) of its Common Stock (each such purchase, a “Regular Purchase”). Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000, unless the parties mutually agree to increase the maximum amount of such Regular Purchase. The purchase price for shares of Common Stock to be purchased by Lincoln Park under a Regular Purchase will be the equal to the lower of (in each case, subject to the adjustments described in the Purchase Agreement): (i) the lowest sale price for the Company’s common stock on the applicable purchase date, and (ii) the arithmetic average of the three lowest sale prices for the Company’s common stock during the ten trading days prior to the purchase date.

As consideration for entering into the Purchase Agreement, the Company issued 1,084,266 shares of common stock to Lincoln Park as a commitment fee. The shares were valued at approximately $0.6 million and were recorded as deferred offering expenses in the balance sheet. The deferred charges were charged against paid-in capital upon future proceeds from the sale of common stock under the Lincoln Park Purchase Agreement.

From August 2020 to October 2020, Lincoln Park purchased 11,242,048 shares of common stock for gross proceeds of approximately $5.1 million. Approximately $50,000 of legal fees were netted against the gross proceeds.